Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions
Schedule of Related Party Transactions

Note 29 Related-Party Transactions

For information regarding remuneration of executive management, refer to Note 9 Employees and Personnel Costs and Note 10 Share-Based Payments.

There are no additional agreements or transactions with related parties, other than those described in Notes 9 Employees and Personnel Costs and 10 Share-Based Payments.

Parent Company
Related Party Transactions
Schedule of Related Party Transactions

	Sales of	Purchase		Receivables	Liabilities
	Goods/	of Goods/		on Closing	on Closing
	Services	Services	Other	Balance	Balance
Subsidiaries
Year Ended December 31, 2020	0	19,648	0	1,485	4,108
Year Ended December 31, 2019	—	4,086	—	—	475